SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Information About Company Principal Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Avon Products, Inc
Statement [Line Items]
Direct ownership	100.00%	100.00%
Natura Cosméticos S.A. [Member]
Statement [Line Items]
Direct ownership	100.00%	100.00%	100.00%
Natura &Co International S.à r.l.
Statement [Line Items]
Direct ownership	100.00%	100.00%